Share-based Payments (Details) (USD $)	0 Months Ended	12 Months Ended																												12 Months Ended
	Jul. 10, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Binomial model	Dec. 31, 2012 Binomial model	Dec. 31, 2011 Binomial model	Dec. 31, 2013 Binomial model Minimum	Dec. 31, 2012 Binomial model Minimum	Dec. 31, 2011 Binomial model Minimum	Dec. 31, 2013 Binomial model Maximum	Dec. 31, 2012 Binomial model Maximum	Dec. 31, 2011 Binomial model Maximum	Dec. 31, 2013 Employees Binomial model	Dec. 31, 2013 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on March 28, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on July 10, 2011 with exercise price of $0.5	Dec. 31, 2013 Awards granted on August 30, 2011 with exercise price of $2.52	Dec. 31, 2013 Awards granted on November 30, 2011 with exercise price of $2.52	Dec. 31, 2013 Awards granted on November 30, 2011 with exercise price of $2.50	Dec. 31, 2013 Awards granted on February 1, 2012 with exercise price of $2.50	Dec. 31, 2013 Awards granted on April 16, 2012 with exercise price of $ 2.50	Dec. 31, 2013 Awards granted on January 1, 2013 with exercise price of $0.50	Dec. 31, 2013 Awards granted on March 22, 2013 with exercise price of $2.50	Mar. 31, 2011 2011 Plan	Dec. 31, 2012 2012 Plan	Mar. 31, 2012 2012 Plan
Share-based Payments
Number of ordinary shares authorized as stock based compensation			9,000,000																										7,350,000		9,000,000
Maximum aggregate number of shares that may be issued per calendar year																														1,500,000
Exercise Price per share (in dollars per share)		$ 0.72	$ 2.51	$ 1.25											$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 2.52	$ 2.52	$ 2.50	$ 2.52	$ 2.50	$ 0.50	$ 2.50
Number of options granted to executive officers and employees (in shares)		450,569	758,048	7,167,138											1,470,000	183,750	735,000	735,000	367,500	945,000	50,000	819,638	551,250	1,310,000	204,910	553,138	400,000	50,569
Percentage of options granted, vesting at the first anniversary of grant date															36.00%	29.00%	37.50%	56.00%	33.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary															0.0277777	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333	0.0208333
Expiration period from grant date		10 years
Post-termination exercise period		9 months
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Assumptions used in valuation of the fair value of the share options
Estimated forfeiture rate (as a percent)														12.00%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)								3.19%	2.5362%	2.853%	3.30%	3.002%	4.127%
Expected Volatility range (as a percent)								24.09%	51.33%	54.00%	34.77%	53.12%	56.68%
Expected life					10 years	10 years	10 years
Exercise multiples								2.2	2.2	2.2	2.8	2.8	2.8
Weighted average Fair value of underlying ordinary shares	$ 4.31				$ 8.88	$ 8.36	$ 3.39
Options outstanding
Outstanding at the beginning of the period (in shares)		7,402,842	7,167,138
Granted (in shares)		450,569	758,048	7,167,138											1,470,000	183,750	735,000	735,000	367,500	945,000	50,000	819,638	551,250	1,310,000	204,910	553,138	400,000	50,569
Exercised (in shares)		(1,905,026)	(146,316)
Forfeited (in shares)		(507,625)	(376,028)
Outstanding at the end of the period (in shares)		5,440,760	7,402,842	7,167,138
Non-vested at the end of the period (in shares)		3,011,321
Vested and expected to vest at the end of the period (in shares)		5,336,574
Exercisable at the end of the period (in shares)		3,090,376
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 1.16	$ 1.25
Granted (in dollars per share)		$ 0.72	$ 2.51	$ 1.25											$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 2.52	$ 2.52	$ 2.50	$ 2.52	$ 2.50	$ 0.50	$ 2.50
Exercised (in dollars per share)		$ 1.18	$ 1.31
Forfeited (in dollars per share)		$ 0.84	$ 0.90
Outstanding at the end of the period (in dollars per share)		$ 1.18	$ 1.16	$ 1.25
Vested and expected to vest at the end of the period (in dollars per share)		$ 1.17
Exercisable at the end of the period (in dollars per share)		$ 0.96
Weighted average remaining contractual life per share
Outstanding at the beginning of the period		1 year 4 months 13 days	2 years 1 month 28 days	3 years 22 days
Granted		3 years 11 days	3 years 7 months 13 days	3 years 3 months 4 days
Exercised		1 year 1 month 13 days	2 years 6 months 11 days
Forfeited		7 months 13 days	2 years 5 months 1 day
Outstanding at the end of the period		1 year 4 months 13 days	2 years 1 month 28 days	3 years 22 days
Vested and expected to vest at the end of the period		1 year 4 months 10 days
Exercisable at the end of the period		1 year 11 days
Weighted average fair value at grant date
Outstanding at the beginning of the period (in dollars per share)		$ 4.13
Granted (in dollars per share)		$ 8.88	$ 1.91	$ 3.40
Exercised (in dollars per share)		$ 3.95	$ 3.62
Forfeited (in dollars per share)		$ 3.09	$ 1.88
Outstanding at the end of the period (in dollars per share)			$ 4.13
Non-vested at the end of the period (in dollars per share)		$ 11.49
Weighted average intrinsic value per option
Outstanding at the beginning of the period (in dollars per share)			$ 7.76
Granted (in dollars per share)		$ 41.12	$ 0.59	$ 3.09
Exercised (in dollars per share)		$ 40.66	$ 5.74
Outstanding at the end of the period (in dollars per share)			$ 7.76
Aggregate intrinsic value
Outstanding at the beginning of the period		$ 57,439,086
Granted		18,525,384	449,469	22,119,207
Exercised		77,465,457	840,014
Outstanding at the end of the period			57,439,086
Vested and expected to vest at the end of the period		217,052,749
Exercisable at the end of the period		$ 126,337,151